Loans and financing - Rollforward of loans and financing (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Balance in the biginning of the period	R$ 7,232,699	R$ 8,145,730
Borrowings, proceeds	4,609,363	215,159
Transfers	(1,067)
Borrowings, payments of principal	(1,907,123)	823,177
Borrowings, payments of interest	(792,152)	560,573
Interest costs incurred	865,107	656,326
Borrowings, foreign exchange gain (loss)	(388,299)	(429,841)
Effect of restriction	35,490
Amortised cost	44,894	29,075
Balance at the end of the period	9,698,912	7,232,699
Borrowings	9,698,912	7,232,699	R$ 8,145,730
Loans and financing	1,100,051	1,112,940	984,266
Non-current portion of non-current borrowings	8,598,861	6,119,759	7,161,464
Cost to be amortized by the renegotiation of debentures	12,308
Residual Principal Payable	9,781,108	7,206,379
Residual Interest Payable	115,965	108,594
Residual Amortized Cost	(198,161)	(82,274)
Borrowings	9,698,912	7,232,699
Long-term loans and financing	8,598,861	6,119,759	(636,786)
Current Loans And Financing	1,100,051	1,112,940
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	5,924,291	6,633,444
Borrowings, proceeds	3,722,604	0
Transfers	(1,067)
Borrowings, payments of principal	(680,955)	308,096
Borrowings, payments of interest	(601,458)	391,510
Interest costs incurred	670,061	396,108
Borrowings, foreign exchange gain (loss)	(388,299)	429,841
Effect of restriction	35,490
Amortised cost	33,158	24,186
Balance at the end of the period	8,713,825	5,924,291
Borrowings	8,713,825	5,924,291	6,633,444
Residual Principal Payable	8,801,793	5,951,396
Residual Interest Payable	87,255	35,924
Residual Amortized Cost	(175,223)	(63,029)
Borrowings	8,713,825	R$ 5,924,291
United States of America, Dollars | Mar-29
Disclosure of detailed information about borrowings [line items]
Balance at the end of the period	284,279
Borrowings	284,279
Borrowings	R$ 284,279
United States of America, Dollars | May-26
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.60%
Borrowings Effective Interest Rate	10.00%
Borrowings, proceeds	R$ 79,222
Balance at the end of the period	79,086
Borrowings	79,086
Residual Principal Payable	78,890
Residual Interest Payable	196
Borrowings	R$ 79,086
United States of America, Dollars | Senior Notes 2024 | Oct-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.90%	5.90%
Borrowings Effective Interest Rate	6.30%	6.30%
Balance in the biginning of the period	R$ 2,097,402	R$ 2,236,910
Borrowings, proceeds		0
Transfers	(1,596,972)
Borrowings, payments of interest	(92,985)	(120,924)
Interest costs incurred	76,569	120,487
Borrowings, foreign exchange gain (loss)	(157,024)	146,308
Effect of restriction	1,212
Amortised cost	3,897	7,237
Balance at the end of the period	332,099	2,097,402
Borrowings	332,099	2,097,402	2,236,910
Residual Principal Payable	329,472	2,087,079
Residual Interest Payable	3,441	21,798
Residual Amortized Cost	(814)	(11,475)
Borrowings	R$ 332,099	R$ 2,097,402
United States of America, Dollars | Senior Notes 2026 | Jun-26
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.30%	7.30%
Borrowings Effective Interest Rate	7.80%	7.80%
Balance in the biginning of the period	R$ 3,095,665	R$ 3,298,018
Borrowings, proceeds	0	0
Transfers	(2,725,010)
Borrowings, payments of interest	(126,950)	227,525
Interest costs incurred	121,218	222,675
Borrowings, foreign exchange gain (loss)	(253,595)	(208,927)
Effect of restriction	34,278
Amortised cost	6,966	11,424
Balance at the end of the period	152,572	3,095,665
Borrowings	152,572	3,095,665	3,298,018
Residual Principal Payable	153,701	3,130,620
Residual Interest Payable	464	9,457
Residual Amortized Cost	(1,593)	(44,412)
Borrowings	R$ 152,572	3,095,665
United States of America, Dollars | Senior Notes 2028 | Aug-28
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.90%
Borrowings Effective Interest Rate	13.50%
Balance in the biginning of the period	R$ 0
Borrowings, proceeds	3,643,382
Transfers	186,005
Borrowings, payments of interest	173,450
Interest costs incurred	218,885
Borrowings, foreign exchange gain (loss)	31,138
Amortised cost	16,771
Balance at the end of the period	3,922,731	0
Borrowings	3,922,731	0
Residual Principal Payable	4,051,093
Residual Interest Payable	42,960
Residual Amortized Cost	(171,322)
Borrowings	R$ 3,922,731
United States of America, Dollars | Senior Notes 2029 | May 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.50%
Borrowings Effective Interest Rate	11.50%
Balance in the biginning of the period	R$ 0
Transfers	1,410,967
Borrowings, payments of principal	277,961
Borrowings, payments of interest	52,893
Interest costs incurred	65,165
Borrowings, foreign exchange gain (loss)	20,267
Balance at the end of the period	1,165,545	0
Borrowings	1,165,545	0
Residual Principal Payable	1,153,751
Residual Interest Payable	11,794
Borrowings	R$ 1,165,545
United States of America, Dollars | Senior Notes 2030 | May 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.90%
Borrowings Effective Interest Rate	10.90%
Balance in the biginning of the period	R$ 0
Transfers	2,725,010
Borrowings, payments of interest	112,453
Interest costs incurred	140,308
Borrowings, foreign exchange gain (loss)	24,648
Balance at the end of the period	2,777,513	0
Borrowings	2,777,513	R$ 0
Residual Principal Payable	2,750,921
Residual Interest Payable	26,592
Borrowings	R$ 2,777,513
United States of America, Dollars | Aircraft And Engine Acquisition | LIBOR 3 months | Mar-22
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.60%
United States of America, Dollars | Aircraft and Engine Loan One | Mar-29
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.50%	6.00%
Borrowings Effective Interest Rate	9.30%	9.30%
Balance in the biginning of the period	R$ 731,224	R$ 1,096,955
Borrowings, proceeds		0
Transfers	(1,067)
Borrowings, payments of principal	402,994	306,668
Borrowings, payments of interest	42,727	43,061
Interest costs incurred	47,720	52,940
Borrowings, foreign exchange gain (loss)	(53,401)	74,467
Amortised cost	5,524	5,525
Balance at the end of the period		731,224
Borrowings		731,224	1,096,955
Residual Principal Payable	283,965	733,697
Residual Interest Payable	1,808	4,669
Residual Amortized Cost	(1,494)	(7,142)
Borrowings		731,224
United States of America, Dollars | Aircraft and Engine Loan Two | Mar-22
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	0	1,561
Borrowings, payments of principal		1,428
Borrowings, payments of interest		0
Interest costs incurred		6
Borrowings, foreign exchange gain (loss)		139
Amortised cost		0
Balance at the end of the period		0
Borrowings		0	1,561
United States of America, Dollars | Aircraft and Engine Loan Two | May-26
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	0
Borrowings, payments of principal	0
Borrowings, payments of interest	0
Interest costs incurred	196
Borrowings, foreign exchange gain (loss)	(332)
Amortised cost	R$ 0
Balance at the end of the period		0
Borrowings		0
United States of America, Dollars | Aircraft and Engine Loan Two | LIBOR 3 months | Mar-22
Disclosure of detailed information about borrowings [line items]
Borrowings Effective Interest Rate	2.60%
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 1,308,408	1,512,286
Borrowings, proceeds	886,759	215,159
Borrowings, payments of principal	(1,226,168)	515,081
Borrowings, payments of interest	(190,694)	169,063
Interest costs incurred	195,046	260,218
Borrowings, foreign exchange gain (loss)	0	0
Amortised cost	11,736	4,889
Balance at the end of the period	985,087	1,308,408
Borrowings	985,087	1,308,408	1,512,286
Residual Principal Payable	979,315	1,254,983
Residual Interest Payable	28,710	72,670
Residual Amortized Cost	(22,938)	(19,245)
Borrowings	985,087	1,308,408
Brazil, Brazil Real | Sep-25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	2,675
Borrowings, payments of principal	546
Borrowings, payments of interest	155
Interest costs incurred	183
Amortised cost	0
Balance at the end of the period	2,157	2,675
Borrowings	R$ 2,157	2,675
Brazil, Brazil Real | Working capital loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.10%
Brazil, Brazil Real | Working capital loans | Feb-24
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 496,997	643,699
Borrowings, proceeds	301,098	227,467
Borrowings, payments of principal	(770,795)	369,623
Borrowings, payments of interest	(59,807)	108,887
Interest costs incurred	58,454	104,030
Borrowings, foreign exchange gain (loss)		0
Amortised cost	1,544	311
Balance at the end of the period	27,491	496,997
Borrowings	27,491	496,997	643,699
Residual Principal Payable	27,190	495,631
Residual Interest Payable	301	1,798
Residual Amortized Cost		(432)
Borrowings	27,491	R$ 496,997
Brazil, Brazil Real | Working capital loans | Sep-25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.90%
Borrowings Effective Interest Rate		2.90%
Balance in the biginning of the period	2,675	R$ 23,202
Borrowings, payments of principal		20,728
Borrowings, payments of interest		1,031
Interest costs incurred		1,232
Balance at the end of the period		2,675
Borrowings		2,675	23,202
Residual Principal Payable	2,157	2,648
Residual Interest Payable		27
Residual Amortized Cost		0
Borrowings	R$ 2,157	R$ 2,675
Brazil, Brazil Real | Working capital loans | Bottom of range | Local interbank deposit certificate rate - CDI | Feb-24
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.90%
Borrowings Effective Interest Rate		18.60%
Brazil, Brazil Real | Debentures | Dec-28
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.40%
Borrowings Effective Interest Rate	16.30%
Balance in the biginning of the period	R$ 747,170
Borrowings, proceeds	585,661
Borrowings, payments of principal	431,530
Borrowings, payments of interest	(123,907)
Interest costs incurred	131,629
Amortised cost	10,049
Balance at the end of the period	919,072	R$ 747,170
Borrowings	919,072	747,170
Residual Principal Payable	913,521
Residual Interest Payable	28,409
Residual Amortized Cost	(22,858)
Borrowings	919,072
Brazil, Brazil Real | Debentures | Dec 27
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	747,170	733,017
Borrowings, proceeds		(12,308)
Borrowings, payments of principal		74,056
Borrowings, payments of interest		50,908
Interest costs incurred		147,029
Amortised cost		4,396
Balance at the end of the period		747,170
Borrowings		747,170	733,017
Residual Principal Payable		694,921
Residual Interest Payable		70,820
Residual Amortized Cost		(18,571)
Borrowings		R$ 747,170
Brazil, Brazil Real | Debentures | Local interbank deposit certificate rate - CDI | Dec 27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.00%
Borrowings Effective Interest Rate		16.30%
Brazil, Brazil Real | Aircraft and Engine Loan One | May 25
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	19,284	R$ 28,038
Borrowings, payments of principal	(4,697)	8,350
Borrowings, payments of interest	(4,714)	4,374
Interest costs incurred	2,868	3,910
Amortised cost	30	60
Balance at the end of the period	12,771	19,284
Borrowings	12,771	19,284	28,038
Residual Principal Payable	12,851	19,386
Residual Interest Payable	0	18
Residual Amortized Cost	(80)	(120)
Borrowings	R$ 12,771	R$ 19,284
Brazil, Brazil Real | Aircraft and Engine Loan One | March 27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.50%
Borrowings Effective Interest Rate	17.40%
Brazil, Brazil Real | Aircraft and Engine Loan One | Bottom of range | May 25
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%
Borrowings Effective Interest Rate		17.40%
Brazil, Brazil Real | Aircraft and Engine Loan Two
Disclosure of detailed information about borrowings [line items]
Residual Principal Payable	R$ 23,596
Brazil, Brazil Real | Aircraft and Engine Loan Two | March 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	R$ 42,282	R$ 84,330
Borrowings, payments of principal		42,324
Borrowings, payments of interest		3,863
Interest costs incurred		4,017
Amortised cost		122
Balance at the end of the period		42,282
Borrowings		42,282	R$ 84,330
Residual Principal Payable		42,397
Residual Interest Payable		7
Residual Amortized Cost		(122)
Borrowings		42,282
Brazil, Brazil Real | Aircraft and Engine Loan Two | March 27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.30%
Borrowings Effective Interest Rate	6.30%
Balance in the biginning of the period	R$ 42,282
Borrowings, payments of principal	18,600
Borrowings, payments of interest	2,111
Interest costs incurred	1,912
Amortised cost	113
Balance at the end of the period	23,596	42,282
Borrowings	23,596	R$ 42,282
Borrowings	R$ 23,596
Brazil, Brazil Real | Aircraft and Engine Loan Two | Local interbank deposit certificate rate - CDI | Mar-27
Disclosure of detailed information about borrowings [line items]
Borrowings Effective Interest Rate	6.20%
Brazil, Brazil Real | Aircraft and Engine Loan Two | Top of range | SELIC | Mar-27
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.20%